UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June  30, 2004

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):         [ ] is a restatement.
                                         [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       August 09, 2004

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                      Title of                       Value          Invstmt Voting Aut
Name of Issuer          Class     CUSIP             (x$1000) Shares Dscretn   None

3M Co.                   Com    88579Y101                910   10108  Sole     10108
AP Pharma Inc.           Com    00202J104                 68   20300  Sole     20300
Actel Corporation        Com    004934105                609   32900  Sole     32900
Air Products and Chem    Com    009158106              10821  206312  Sole    206312
Am. Int'l. Group         Com    026874107              16142  226463  Sole    226463
Applied Materials Inc    Com    03822105                 848   43205  Sole     43205
BMC Software             Com    055921100                707   38200  Sole     38200
BP Amoco                 Com    055622104                440    8208  Sole      8208
Baxter International     Com    071813109               5145  149075  Sole    149075
Boise Cascade            Com    097383103                677   17980  Sole     17980
Bristol Myers Squibb     Com    110122108               1171   47788  Sole     47788
Cabot Microelectronic    Com    12709P103                609   19895  Sole     19895
Cardinal Health          Com    14149Y108              18813  268567  Sole    268567
Cascade Nat. Gas         Com    147339105                472   21400  Sole     21400
Chevron Corp.            Com    166751107              16766  178149  Sole    178149
Cisco Systems Inc.       Com    17275R102               9748  411308  Sole    411308
Citigroup                Com    172967101              20646  444000  Sole    444000
Clorox                   Com    189054109                323    6000  Sole      6000
Coca Cola Co.            Com    191216100              14117  279662  Sole    279662
Comcast Corp             Com    20030N200              12104  438375  Sole    438375
Conoco-Philips           Com    20825C104                522    6845  Sole      6845
Costco                   Com    2160K105               16448  399414  Sole    399414
Cypress Semiconductor    Com    232806109               5044  355475  Sole    355475
Disney                   Com    254687106               4759  186714  Sole    186714
Dow                      Com    260543103                241    5923  Sole      5923
Eden Bioscience          Com    279445100                 37   43950  Sole     43950
Eli Lilly & Co           Com    532457108                429    6130  Sole      6130
Emerson Electric         Com    291011104               2335   36738  Sole     36738
Ensco Intl               Com    26874Q100               2345   80575  Sole     80575
Express Scripts          Com    302182100              10266  129571  Sole    129571
Exxon Mobil              Com    30231G102               4060   91432  Sole     91432
First Data               Com    319963104              16224  364413  Sole    364413
First Indus. Realty T    Com    32054K103                313    8500  Sole      8500
General Electric         Com    369604103              19119  590094  Sole    590094
Gillette Co.             Com    375766102                340    8018  Sole      8018
Grainger WW              Com    384802104               8210  142775  Sole    142775
Home Depot               Com    437076102               7506  213236  Sole    213236
Home Properties of N.    Com    437306103                444   11400  Sole     11400
ICOS Corp.               Com    449295104                683   22900  Sole     22900
Intel Corp.              Com    458140100               4510  163405  Sole    163405
Intl Bus.Machines        Com    459200101                591    6710  Sole      6710
Istar Financial Inc.     Com    45031U101               1148   28697  Sole     28697
Johnson & Johnson        Com    478160104              11409  204823  Sole    204823
Kerr McGee Corp.         Com    492386107               1225   22790  Sole     22790
Keytronic                Com    493144109                646  174950  Sole    174950
LSI Logic Corp.          Com    502161102                647   84958  Sole     84958
Lattice Semiconductor    Com    518415104               6264  893625  Sole    893625
Lucent                   Com    549463107                 54   14312  Sole     14312
Merck & Co.              Com    589331107              13617  286678  Sole    286678
Metris Companies         Com    591598107                141   16200  Sole     16200
Microsoft                Com    594918104              21384  748741  Sole    748741
Oracle Corp.             Com    68389X105               4300  360456  Sole    360456
Pepsico Inc.             Com    713448108              21295  395224  Sole    395224
Pfizer Inc.              Com    717081103               2377   69349  Sole     69349
Plum Creek Timb.         Com    729251108               1636   50200  Sole     50200
Procter & Gamble Co.     Com    742718109                976   17936  Sole     17936
Qualcomm                 Com    747525103              15577  213440  Sole    213440
Railamerica              Com    750753105                423   29000  Sole     29000
S & P 500 Depos. Rec.    Com    78462F103                298    2598  Sole      2598
Schlumberger             Com    806857108               5986   94256  Sole     94256
Shurgard Storage         Com    82567D104               1238   33094  Sole     33094
Siebel Systems           Com    826170102                130   12170  Sole     12170
Starbucks                Com    855244109              24293  558591  Sole    558591
Sun Microsystems         Com    866810104                121   28027  Sole     28027
Texas Instruments        Com    882508104               8273  342158  Sole    342158
Tidewater                Com    886423102               6873  230625  Sole    230625
Union Pacific Corp       Com    907818108                597   10035  Sole     10035
Veritas Software Corp    Com    923436109               7125  256380  Sole    256380
Verizon Comm.            Com    92343V104               3036   83899  Sole     83899
Wal-Mart                 Com    931142103              19704  373459  Sole    373459
Walgreen                 Com    931422109                444   12259  Sole     12259
Wash. Fed S & L          Com    938824109                335   13966  Sole     13966
Wash. Mut. Bank          Com    939322103               3577   92574  Sole     92574
Watchguard Tech.         Com    941105108                101   13950  Sole     13950
Weatherford Intl Inc     Com    015083620               7287  162000  Sole    162000
Weyerhauser              Com    962166104              10576  167560  Sole    167560
Wyeth                    Com    983024100                746   20642  Sole     20642


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:           77

Form 13F Information Table Value Total:   $          439,421